Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
23.	COMMITMENTS AND CONTINGENCIES

Commitments

The Group leases certain office premises and purchases data under non-cancelable leases. Rent expenses under operating leases for 2014, 2015 and 2016 were $7,013,985, $6,044,119 and $5,555,144, respectively.

Future minimum payments under non-cancelable operating leases and data purchase agreements were as follows:

Year ending
2016	6,335,960
2017	3,536,672
2018	2,102,089
Total	$11,974,721

Securities Litigation

The Company was named as a defendant in a putative securities class action, Wang, et al., v. China Finance Online Co. Limited, 1:15-cv-07894-RMB. The original complaint was filed on June 5, 2015 in the Central District of California. The case was subsequently consolidated with several other similar actions and transferred to the Southern District of New York, where an amended consolidated complaint was filed in December 2015. The amended consolidated complaint alleged that the Company violated Exchange Act Section 10(b) and Rule 10b-5 by failing to disclose certain of its transactions involving Langfang Shengshi Real Estate Development Co. Limited as related party transactions. The amended consolidated complaint also made claims under Exchange Act Section 10(b) and Rule 10b-5 against certain of the Company’s current officers and its current and former auditors and under Exchange Act Section 20(a) against certain of its current officers and former directors. Lead plaintiffs subsequently voluntarily dismissed (without prejudice) all defendants other than the Company from the action. The Company filed a motion to dismiss the complaint on April 8, 2016, to which Plaintiffs filed an opposition on May 6, 2016 and the Company filed a reply on May 13, 2016.

During a mediation session in May 2016, the parties agreed to settle the action for $3.0 million. The same amount as specified in the settlement term sheet, which was fully covered under its existing insurance policies. The settlement was preliminarily approved on November 18, 2016 and notice of the settlement was provided to putative class members. No class members objected to the settlement and none requested exclusion. The settlement includes a release of all claims asserted in the Complaint (or any of the previous versions of the complaint) or all claims that could have been asserted based on the same operative facts at issue in the Complaint. This release applies not only as to the Company, but also as to individuals and entities included within the definition of “Releasees,” which definition includes, among others, current and former officers and directors of the Company. In the light of ASC450, the contingent losses were probable and reasonably estimable in the Company's judgment. There is no P&L impact because the full amount of the loss is covered under insurance. Therefore, the accrual amount of $3 million and the expected insurance recovery of $3.0 million should be reflected in the Company's balance sheet as of December 31, 2016.

Following a March 21, 2017 fairness hearing, an order was entered on March 24, 2017 approving the settlement. The order reflects that a judgment in the action will be entered after Lead Plaintiffs file their motion for final distribution of the settlement amount, which is due on or before June 19, 2017. Assuming the Court enters the judgment as anticipated by the settlement approval order and there are no appeals, the approval of the settlement will become final (and no longer subject to appeal) 30 days after the judgment is entered.

Litigation

The Group was involved in certain cases pending in some PRC courts as of December 31, 2015. These cases include a copyright infringement case, among others. In the copyright infringement dispute, we are claimed for a public apology for the violation, and compensated a damage of $7.7 million (RMB50 million, equivalently). Through a series of litigation proceedings, among other things, cross-examination, China International Capital Corporation Limited (“CICC”) currently has lower the claim to RMB10 million. The case was still pending as of December 31, 2016. Adverse results in these lawsuits may include awards of damages and may also result in a loss of revenue or otherwise harm the business of the Group.

For these proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows.